Intangible Assets and Goodwill - Continuity Schedule of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 45,163	$ 40,850
Goodwill	43,871	43,180
Total	89,034	84,030
Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	7,666	7,500
Total	7,666	7,500
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	28,735	27,277
Total	28,735	27,277
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	4,899	5,090
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	69	45
Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	189
Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	3,794	749
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	208,327	224,151
Goodwill	43,871	43,180
Total	252,198	267,331
Cost | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	7,666	28,200
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	28,735	27,277
Cost | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	42,528	42,439
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	54,065	54,002
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	751	982
Cost | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	52,590	52,590
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	21,992	18,661
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(163,164)	(150,445)
Goodwill	0	0
Total	(163,164)	(150,445)
Accumulated amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(37,629)	(37,349)
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(53,996)	(43,305)
Accumulated amortization | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(751)	(793)
Accumulated amortization | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(52,590)	(52,590)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (18,198)	(16,408)
Impairment
Disclosure of detailed information about intangible assets [line items]
Total intangible assets		(32,856)
Goodwill		0
Total		(32,856)
Impairment | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets		(20,700)
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets		0
Impairment | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets		0
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets		(10,652)
Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets		0
Impairment | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets		0
Impairment | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets		$ (1,504)